Stockholders' Equity - Summary of Stock Compensation Plan Activity (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding beginning of period	871,203
Options Granted	875,300
Options Exercised	(3,251)
Options Forfeited	(177,679)
Options Outstanding at end of period	1,565,573	871,203
Weighted Average Exercise Price, Outstanding at beginning of period	$ 2.95
Weighted Average Exercise Price, Granted	1.88
Weighted Average Exercise Price, Exercised	1.06
Weighted Average Exercise Price, Forfeited	2.17
Weighted Average Exercise Price, Outstanding at end of period	$ 2.44	$ 2.95
2014 Equity Incentive Plan | Stock Options and Restricted Stock
Options Outstanding beginning of period	871,203	1,363,027	1,198,830	368,566
Options Granted		563,856	400,719	906,752
Options Exercised		(78,480)	(97,348)	(54,920)
Options Forfeited		(977,200)	(139,174)	(21,568)
Options Outstanding at end of period		871,203	1,363,027	1,198,830	368,566
Weighted Average Exercise Price, Outstanding at beginning of period	$ 2.95	$ 3.09	$ 1.68	$ 1.59
Options Vested and options expected to vest at end of period		840,403
Weighted Average Exercise Price, Granted		$ 1.09	7.28	1.68
Weighted Average Exercise Price, Exercised		0.43	0.99	1.39
Weighted Average Exercise Price, Forfeited		2.27	4.49	1.33
Weighted Average Exercise Price, Outstanding at end of period		2.95	$ 3.09	$ 1.68	$ 1.59
Weighted Average Exercise Price Vested and options expected to vest at end of period		$ 3.00
Weighted Average Contractual Life, Outstanding		8 years 7 months 6 days	7 years 10 months 24 days	8 years 3 months 18 days	6 years 2 months 12 days
Weighted Average Contractual Life, Vested and options expected to vest at end of period		8 years 7 months 6 days
Total Intrinsic Value, Exercised		$ 37,646	$ 767,354
Total Intrinsic Value, Outstanding at end of period		18,363	$ 244,998	$ 10,489,128
Total Intrinsic Value, Vested and options expected to vest		$ 15,934